REVENUE RECOGNITION	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
REVENUE RECOGNITION

4. REVENUE RECOGNITION
Disaggregation of Revenue
The Company disaggregates revenue from contracts with customers by product type. The Company believes that these categories aggregate the payor types by nature, amount, timing and uncertainty of its revenue streams. The following table summarizes the Company’s disaggregated revenues:

	Pattern of Recognition	2021	2020
Device	Point in time	$715	$200
Service	Over time	781	94

Total revenue		$1,496	$294

Contract Balances
Contract balances represent amounts presented in the combined and consolidated balance sheets when either the Company has transferred goods or services to the customer, or the customer has paid consideration to the Company under the contract. These contract balances include trade accounts receivable and deferred revenue. Deferred revenue represents consideration received from customers at the beginning of the subscription period for services that are transferred to the customer over the respective subscription period. The accounts receivable balances represent amounts billed to customers for goods and services where the Company has an unconditional right to payment of the amount billed.
The following table provides information about receivables and deferred revenue from contracts with customers:

	2021	2020
Accounts receivable	$553	$174
Unbilled receivables	91	—
Deferred revenue	730	158
Long term deferred revenue	510	—
The Company recognizes a receivable when it has an unconditional right to payment, and payment terms range from 20 days to 6 months based on the terms agreed upon with the respective customer.
The amount of revenue recognized during the years ended December 31, 2021 and 2020 that was included in the deferred revenue balance at the beginning of the period was $158 and $0, respectively.
Revenue from leasing arrangements is not subject to the revenue standard for contracts with customers and remains separately accounted for under existing lease accounting guidance. The Company records operating lease rental revenue as service revenue on a straight-line basis over the lease term. The Company records revenue from the sale of equipment under sales-type leases as product revenue in an amount equal to the present value of minimum lease payments at the inception of the lease. Sales-type leases also produce financing income, which is included in products net revenue in the combined and consolidated statements of operations and comprehensive loss and is recognized at effective rates of return over the lease term.

Costs of Obtaining or Fulfilling Contracts
The Company incurs incremental costs of obtaining contracts with customers. Incremental costs of obtaining contracts, which include commissions paid as a result of obtaining contracts with customers, are capitalized to the extent that the Company expects to recover such costs. Capitalized costs are amortized in a pattern that is consistent with the Company’s transfer to the customer of the related goods and services. Such costs are recorded in Other long term assets and were $158 as of December 31, 2021. Capitalized costs were not material for the year ended December 31, 2020.
Transaction price allocated to remaining performance obligations
As of December 31, 2021 and 2020, the Company had remaining performance obligations amounting to $2,800 and $859, respectively. The Company expects to recognize approximately 43% of its remaining performance obligations as revenue in fiscal year 2022, and an additional 57% in fiscal year 2023 and thereafter.
Significant Judgements
The Company makes significant judgments applying the guidance related to the determination of the timing and pattern of satisfaction of performance obligations, determination of the standalone selling price of performance obligations and estimation of variable consideration.
Practical Expedients and Accounting Policy Elections
As a practical expedient, the Company does not adjust transaction price for the effects of a significant financing component in contracts in which the period between when the Company transfers the promised good or service to the customer and when the customer pays for that good or service is a year or less.
The Company has made an accounting policy election to exclude all sales taxes from the transaction price of its contracts with customers. Accordingly, sales taxes collected from customers and remitted to government authorities is not included in revenue and is accounted for as a liability until it has been remitted to the respective government authority.